Cover	Feb. 11, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Applied Digital Corporation is filing this Amendment No. 1 to its Current Report on Form 8-K (this “Amendment”), originally filed with the Securities Exchange Commission (the “SEC”) on February 12, 2025 (the “Original 8-K”), solely to file exhibits 10.1, 10.2, 10.3, 10.4 and 10.5. This Amendment does not amend or change any of the information previously disclosed in the Original 8-K. Interested parties should refer to the Original 8-K for Items 1.01, 2.03, 8.01 and the prior Exhibit 99.1 filed pursuant to Item 9.01.
Document Period End Date	Feb. 11, 2025
Entity File Number	001-31968
Entity Registrant Name	APPLIED DIGITAL CORPORATION
Entity Central Index Key	0001144879
Entity Tax Identification Number	95-4863690
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3811 Turtle Creek Blvd.
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75219
City Area Code	214
Local Phone Number	427-1704
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	APLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false